Note 10 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($)	Dec. 31, 2020	Dec. 17, 2020	Dec. 31, 2019	Dec. 22, 2016	Aug. 10, 2016	Jan. 27, 2016
Long-term debt	$ 1,465,619,000		$ 1,426,162,000
Other financing arrangements	728,961,000		594,350,000
Debt Issuance Costs, Gross	(13,406,000)		(9,012,000)
Long-term Debt, Total	1,452,213,000		1,417,150,000
Long-term Debt, Gross, Current Maturities	(149,910,000)		(213,022,000)
Debt Issuance Costs, Current, Net, Total	2,773,000		2,277,000
Long-term Debt, Excluding Current Maturities, Total	1,305,076,000		1,206,405,000
Loans Payable [Member]
Long-term debt	736,658,000		831,812,000
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Long-term debt	0		0
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Long-term debt		$ 8,500,000	22,000,000			$ 66,000,000
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Long-term debt	0		0
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Long-term debt	0		0
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Long-term debt			23,833,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Long-term debt	0		65,375,000		$ 116,500,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term debt	0		18,080,000	$ 37,500,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Long-term debt	11,775,000		13,575,000
Loans Payable [Member] | Costamare Inc. 1 [Member]
Long-term debt	0		155,195,000
Loans Payable [Member] | Singleton Shipping Co. and Tatum Shipping Co. Term Loan [Member]
Long-term debt	40,800,000		44,000,000
Loans Payable [Member] | Reddick Shipping Co. and Verandi Shipping Co. [Member]
Long-term debt	15,240,000		20,120,000
Loans Payable [Member] | Costamare Inc. 2 [Member]
Long-term debt	34,188,000		36,385,000
Loans Payable [Member] | Bastian Shipping Co and Cadence Shipping Co Loan Agreement [Member]
Long-term debt	113,200,000		128,400,000
Loans Payable [Member] | Adele Shipping Co Loan Agreement [Member]
Long-term debt	60,500,000		66,500,000
Loans Payable [Member] | Raymond Shipping Co., Terance Shipping Co. and Undine Shipping Co. Term Loans [Member]
Long-term debt	135,550,000		147,110,000
Loans Payable [Member] | Quentin Shipping Co. and Sander Shipping Co. Term Loans [Member]
Long-term debt	80,943,000		91,239,000
Loans Payable [Member] | Costamare Inc. 3 [Member]
Long-term debt	27,666,000		0
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Long-term debt	65,500,000		0
Loans Payable [Member] | Caravokyra Maritime Corporation et al. [Member]
Long-term debt	64,800,000		0
Loans Payable [Member] | Achilleas Maritime Corporation et al. [Member]
Long-term debt	58,396,000		0
Loans Payable [Member] | Kelsen Shipping Co. Loan Agreement [Member]
Long-term debt	8,100,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan 2 [Member]
Long-term debt	$ 20,000,000